DESCRIPTION OF THE PLAN - Unallocated Assets (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF THE PLAN
Deposits received	$ 727,898
Balance used to pay plan expense	1,897,685
Unallocated assets	$ 3,117,263	$ 4,167,887